RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS:
RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

NOTE 5 –RELATED PARTY NOTES PAYABLE AND RELATED PARTY TRANSACTIONS

For the period ended December 31, 2015, the Company executed a promissory note with a related party in the amount of $4,500. The unsecured note payable bears interest at 0% per annum and is due upon demand. The Company amended this note payable to increase it to $6,000 as of December 31, 2015.

The Company recorded rent expense of $6,000 and none (included in Administrative and other costs) for the twelve months ended December 31, 2015 and for the period December 15, 2014 (inception) through December 31, 2014, respectively. The Company rents office space from its founder on a month-to-month lease for $500 per month. This includes all utilities and other incidental costs associated with operating the office space in which to house the Company’s computing equipment and its headquarters.

During the year ended December 31, 2015 the Company recorded and capitalized $24,000 of intangible and tangible assets purchased from our founder. This transaction occurred on January 15, 2015 (see Note 3 - Intangible Assets).